Note 4 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
4.	CASH AND CASH EQUIVALENTS
(In Thousands)

	December 31
	2020	2019

Time deposits	$6,513	$3,080
Savings and checking accounts	12,045	7,434
Money market funds	171	169
Petty cash	23	13

Total	$18,752	$10,696